TAXES - Schedule of net deferred tax asset (liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liabilities):
Start up costs	$ 393,626	$ 207,331
Unrealized gain on investments held in Trust account		(46,496)
Total deferred tax assets	393,626	160,835
Valuation Allowance	$ (393,626)	(207,331)
Deferred tax liability, net		$ (46,496)